EXPLORATION, EVALUATION AND DEVELOPMENT - Disclosure of detailed information about exploration, evaluation and development expenditures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Exploration [Line Items]
Exploration, Evaluation and Development	$ 19,390	$ 15,113
Depreciation [Member]
Disclosure Of Exploration [Line Items]
Exploration, Evaluation and Development	829	528
Share-based compensation [Member]
Disclosure Of Exploration [Line Items]
Exploration, Evaluation and Development	150	478
Exploration salaries, wages and benefits [Member]
Disclosure Of Exploration [Line Items]
Exploration, Evaluation and Development	2,521	3,056
Direct exploration expenditures [Member]
Disclosure Of Exploration [Line Items]
Exploration, Evaluation and Development	8,592	6,097
Evaluation and development salaries, wages and benefits [Member]
Disclosure Of Exploration [Line Items]
Exploration, Evaluation and Development	2,905	2,344
Direct evaluation and development expenditures [Member]
Disclosure Of Exploration [Line Items]
Exploration, Evaluation and Development	$ 4,393	$ 2,610